Supplement to the Variable Life Prospectuses

American General Life Insurance Company

Variable Universal Life Policies

Separate Account VL-R

AG Income Advantage

Gemstone Life

Income Advantage Select

Protection Advantage Select

Platinum Investor FlexDirector

Platinum Investor I

Platinum Investor II

Platinum Investor IV

Platinum Investor PLUS

Platinum Investor Survivor

Platinum Investor Survivor II

Platinum Investor VIP

The United States Life Insurance Company in The City of New York

Variable Universal Life Policies

Separate Account USL VL-R

Gemstone Life

Income Advantage Select

Protection Advantage Select

Platinum Investor

Platinum Investor PLUS

Effective on or about May 1, 2023, below Underlying Funds of JPMorgan Insurance Trust (the “Acquired Underlying Funds”) are reorganized into the corresponding Underlying Funds of Lincoln Variable Insurance Products Trust (the “Acquiring Funds”) as shown in the table below. All references in the Prospectus to the Acquired Underlying Funds are replaced accordingly.

Acquired Underlying Funds Adviser	Acquiring Underlying Funds Adviser Sub-adviser
JPMorgan Insurance Trust Core Bond Portfolio J.P. Morgan Investment Management Inc.	LVIP JPMorgan Core Bond Fund Lincoln Investment Advisors Corporation J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Mid Cap Value Portfolio J.P. Morgan Investment Management Inc.	LVIP JPMorgan Mid Cap Value Fund Lincoln Investment Advisors Corporation J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio J.P. Morgan Investment Management Inc.	LVIP JPMorgan Small Cap Core Fund Lincoln Investment Advisors Corporation J.P. Morgan Investment Management Inc.
SA JPMorgan Insurance Trust U.S. Equity Portfolio J.P. Morgan Investment Management Inc.	LVIP JPMorgan U.S. Equity Fund Lincoln Investment Advisors Corporation J.P. Morgan Investment Management Inc.

Dated: May 1, 2023

Please keep this Supplement with your Prospectus